Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 334	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	14-0689340
Plan number	334
Investments	$ 17,103,775,161
Total Notes Receivable from Participants	114,309,859
Total Assets (Held at End of Year)	$ 17,218,085,020
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	2.70%
Notes receivable from participants, term	1 month
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.67%
Notes receivable from participants, term	15 years
Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 806,518,997
Corporate Stocks - Common
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,988,450,691
Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,424,757,888
Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	10,884,047,585
Investment, Identifier [Axis]: Collective Funds | Arrow Street Capital | Arrowstreet US Equity Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	712,743,277
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | 0-5 Year U.S. TIPS Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	146,028,934
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | Enhanced Roll Yield Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	19,369,987
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | FTSE All Equity REITS Index Non-Lending Fund (FTSE NAREIT All Equity REITS Index)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	129,895,586
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | Global Core Infrastructure Index Non-Lending Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	82,184,659
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | Long Term Credit Bond Index Non-Lending Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	86,267,980
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | Long Term Government Bond Index Non-Lending Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	63,613,673
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | Non-U.S. Equity Index Fund (MSCI ACWI EX-US Index NL Fund F)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,823,383,246
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | Russell 1000 Index Non-Lendable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,326,435,502
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | U.S. Aggregate Bond Index Fund (US Debt Index NL Fund F)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,290,987,967
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | U.S. Large-Cap Equity Index Fund (Equity Index NL Fund F)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,414,332,704
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | U.S. Mid-Cap Equity Index Fund (Mid Cap Equity NL Fund F)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	571,283,551
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | U.S. Small-Cap Equity Index Fund (Russell 2000 Index NL Fund F)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	477,820,997
Investment, Identifier [Axis]: Collective Funds | Blackrock Institutional Trust Company, N.A. | U.S. Treasury Inflation-Protected Securities Index Fund (US TIPS NL Fund F)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	109,145,648
Investment, Identifier [Axis]: Collective Funds | Mercer Trust Company | Mercer GE International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	434,053,492
Investment, Identifier [Axis]: Collective Funds | State Street Global Advisors Trust Company | State Street Custom Short Term Interest Fund (State Street Custom Short Term NL S)
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	196,500,382
Investment, Identifier [Axis]: Corporate Stocks - Common | General Electric Company | GE Aerospace Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,988,450,691
Investment, Identifier [Axis]: Interest Bearing Cash | State Street Global Advisors Trust Company | Government Reserve Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	806,518,997
Investment, Identifier [Axis]: Registered Investment Companies | State Street Global Advisors Fund Management | SSGA Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,663,123,469
Investment, Identifier [Axis]: Registered Investment Companies | State Street Global Advisors Fund Management | SSGA Small-Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	370,316,679
Investment, Identifier [Axis]: Registered Investment Companies | State Street Global Advisors Fund Management | SSGA US Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 391,317,740